Business Combinations, Yenista Optics S.A.S (Details)	12 Months Ended
	Aug. 31, 2018 USD ($) mo yr	Oct. 02, 2017 USD ($)	Oct. 02, 2017 EUR (€)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Liability assumed [Abstract]
Goodwill	$ 39,892,000			$ 35,077,000	$ 21,928,000
Yenista Optics S.A.S [Member]
Business Combinations [Abstract]
Total consideration		$ 11,052,000	€ 9,400,000
Fair value of the total consideration transferred, net of cash acquired		9,540,000	8,114,000
Cash recognised as of acquisition date		1,512,000	1,286,000
Assets acquired [Abstract]
Accounts receivable		1,889,000
Inventories		2,384,000
Property, plant and equipment		1,424,000
Core technologies		3,686,000
Customer relationships		811,000
In-process research and development		305,000
Other intangible assets		132,000
Prepaid expenses		171,000
Total assets acquired		10,802,000
Liability assumed [Abstract]
Accounts payable and accrued liabilities		1,035,000
Long-term debt (note 12)		2,143,000
Deferred income tax liabilities		1,510,000
Net identifiable assets acquired		6,114,000
Goodwill		3,426,000
Fair value of the total consideration transferred, net of cash acquired		$ 9,540,000	€ 8,114,000
Yenista Optics S.A.S [Member] | Core Technologies [Member] | Bottom of Range [Member]
Business Combinations [Abstract]
Estimated useful life of intangible assets | yr	2
Yenista Optics S.A.S [Member] | Core Technologies [Member] | Top of Range [Member]
Business Combinations [Abstract]
Estimated useful life of intangible assets | yr	5
Yenista Optics S.A.S [Member] | Customer Relationships [Member]
Business Combinations [Abstract]
Estimated useful life of intangible assets | mo	3